--------------------------------------------------------------------------------

INVESTMENT ADVISER     Value Line, Inc.
                       220 East 42nd Street
                       New York, NY 10017-5891

DISTRIBUTOR            Value Line Securities, Inc.
                       220 East 42nd Street
                       New York, NY 10017-5891

CUSTODIAN BANK         State Street Bank and Trust
                       Co.
                       225 Franklin Street
                       Boston, MA 02110

SHAREHOLDER            State Street Bank and Trust
SERVICING AGENT        Co.
                       c/o NFDS
                       P.O. Box 419729
                       Kansas City, MO 64141-6729

INDEPENDENT            Price Waterhouse LLP
ACCOUNTANTS            1177 Avenue of the Americas
                       New York, NY 10036

LEGAL COUNSEL          Peter D. Lowenstein, Esq.
                       Two Greenwich Plaza, Suite
                       100
                       Greenwich, CT 06830

DIRECTORS              Jean Bernhard Buttner
                       Francis C. Oakley
                       Marion N. Ruth
                       Frances T. Newton

OFFICERS               Jean Bernhard Buttner
                       CHAIRMAN AND PRESIDENT
                       David T. Henigson
                       VICE PRESIDENT
                       SECRETARY/TREASURER
                       Nathan N.J. Grant
                       VICE PRESIDENT
                       Bruce H. Alston
                       VICE PRESIDENT
                       Jack M. Houston
                       ASSISTANT SECRETARY/TREASURER
                       Stephen La Rosa
                       ASSISTANT SECRETARY/TREASURER

         THE FINANCIAL STATEMENTS INCLUDED HEREIN HAVE BEEN TAKEN FROM THE RECORDS OF THE FUND WITHOUT EXAMINATION BY THE INDEPENDENT ACCOUNTANTS AND, ACCORDINGLY, THEY DO NOT EXPRESS AN OPINION THEREON.

         THIS UNAUDITED REPORT IS ISSUED FOR INFORMATION OF SHAREHOLDERS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY A CURRENTLY EFFECTIVE PROSPECTUS OF THE TRUST (OBTAINABLE FROM THE DISTRIBUTOR).

                                                                       VLF704041

                      ------------------------------------

                              SEMI-ANNUAL  REPORT
                      ------------------------------------
                                 APRIL 30, 1997
                    ----------------------------------------

                                   VALUE LINE
                                  INTERMEDIATE
                                BOND FUND, INC.

                                     [LOGO]

VALUE LINE INTERMEDIATE BOND FUND

                                                               To Our Value Line
-------------------------------------------

To Our Shareholders:

As of April 30, 1997, the Value Line Intermediate Bond Fund held a highly diversified portfolio of intermediate-duration fixed-income securities. The fund's breakdown consisted of the following sectors: U.S. Treasuries 19%, U.S. Government Agencies 20%, Asset-Backeds 22%, Corporates 13%, and Mortgage-Backeds 21%. Your Fund returned 0.70% over the first half, as intermediate bond prices fell in line with a modest rise in interest rates. The mortgage-backed and asset-backed sectors performed particularly well, and thus the Fund's return was enhanced by its position in these areas. As of April 30, 1997, the Fund's average duration was approximately 3.5 years, in keeping with its objective to invest in a diversified portfolio of intermediate-maturity securities with relatively low volatility of principal.

During the six months ended April 30, 1997, the fixed-income markets experienced some significant events, causing substantial movements in interest rates. Toward the end of 1996, bond prices rose as a result of economic weakness displayed in the third quarter of that year. Bond prices tend to rise and yields fall when slowing economic activity eases credit demands. The 30-year Treasury bond reached a low yield for the period of 6.35% at the end of November, and yields on shorter-maturity instruments followed suit. As 1997 began, however, the economy started to exhibit renewed strength, and yields began to rise in most maturity categories. Fears of increased inflation, and of a possible counteraction by the Federal Reserve in the form an interest rate hike, caused the long bond yield to rise above 7.0%. The markets' fears were realized when the Federal Reserve did, in fact, move to tighten credit on March 25th, raising the Fed Funds rate from 5.25% to 5.50%. Bond yields peaked during the first half of 1997 at 7.2%, which was also the high for all of 1996. In early April, investors attempted to determine whether this action by the Fed was an isolated incident, an "insurance" tightening, or just the first of a series of rate hikes needed to rein in an overheating economy. By the end of April, interest rates had fallen, with the long bond falling below 7%. Market participants began to sense a "cooling" of economic activity, reducing pressures on the Fed to raise interest rates again.

We thank you for your interest in the Value Line Intermediate Bond Fund, and we look forward to serving your investment needs in the future.

                Sincerely,

                                                          [SIGNATURE]

                Jean Bernhard Buttner
                CHAIRMAN AND PRESIDENT

June 26, 1997

--------------------------------------------------------------------------------

                                               VALUE LINE INTERMEDIATE BOND FUND

Intermediate Bond Fund Shareholders
-------------------------------------------

Economic Observations

The current economic expansion is now in its seventh year. Although this does not yet qualify as the longest peacetime period of growth in our nation's history (both the 1960s and the 1980s experienced somewhat longer upcycles), it is still quite noteworthy, especially since there are as yet few signs that this lengthy run of uninterrupted prosperity is about to draw to a close. In fact, recent reports show that there is still a good deal of strength around, with high doses of consumer confidence, continuing solid job growth, and healthy levels of retail, housing, and manufacturing activity pointing to relatively good levels of economic growth over the next few quarters.

Inflation, meanwhile, continues to be reasonably subdued. This healthy pricing trend, which is remarkable given the longevity of the business expansion, is, moreover, unlikely to change dramatically in the months ahead. Underscoring our optimism in this area is the likelihood that a definitive budget package will be worked out (which would reduce the government's need to borrow to finance the deficit) and the fact that there is still a lack of serious shortages on either the labor or the raw-materials fronts. On this latter score, though, we do note that the recent pickup in wage pressures could, if unchecked, pose a threat later in the year or in 1998.

Interest rates, meantime, reflecting the likely moderate pace of upcoming economic growth and the fairly subdued pricing structure, are unlikely to increase all that much over the next year. Nevertheless, we caution that previous remarks by Federal Reserve Chairman Alan Greenspan, in which he indicated that the central bank has, in the past, occasionally raised rates before higher inflation actually took hold, and the one-quarter of a percentage point increase in short-term interest rates that was tacked on earlier in the year, would seem to suggest that the Fed will not be shy about tightening the credit reins further, if it sees the need. An additional upward move in rates, if sufficiently pronounced, would not be good news for either the stock or the bond markets, or, ultimately, for the U.S. economy.

Performance Data:*

                                               From
                                             4/10/92+
                            1 Year ended        to
                               3/31/97      3/31/97(A)
                            -------------  -------------
Average Annual Total
  Return..................      2.66%          1.46%
Growth of an Assumed
  Investment of $10,000...     $10,266        $10,866

* THE TOTAL RETURNS FOR THE ONE-YEAR PERIOD ENDED 4/30/97 AND THE PERIOD FROM 4/10/92+ TO 4/30/97 WERE 2.39% AND 0.99%(A), RESPECTIVELY. THE PERFORMANCE DATA QUOTED REPRESENTS PART PERFORMANCE AND ARE NO GUARANTEE OF FUTURE PERFORMANCE. THE AVERAGE ANNUAL TOTAL RETURN AND GROWTH OF AN ASSUMED INVESTMENT OF $10,000 INCLUDE DIVIDENDS REINVESTED AND CAPITAL GAINS DISTRIBUTIONS ACCEPTED AS SHARES. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTMENT, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ITS ORIGINAL COST.
(A) RESULTS PERTAIN TO VALUELINE ADJUSTABLE U.S. GOVERNMENT SECURITIES FUND INC. FROM 4/10/92+ TO 10/31/95. (SEE NOTE 1 TO THE FINANCIAL STATEMENTS.)

+    COMMENCEMENT OF OPERATIONS.

--------------------------------------------------------------------------------

                                               VALUE LINE INTERMEDIATE BOND FUND

Schedule of Investments (unaudited)
-------------------------------------------

 Principal                                                                                Maturity
  Amount                                                                     Rate           Date          Value
------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (19.0%)
$   600,000  U.S. Treasury Notes........................................      6.000%      05/31/98     $   599,898
    500,000  U.S. Treasury Notes........................................      6.000       08/15/99         496,370
    750,000  U.S. Treasury Notes........................................      6.250       10/31/01         741,165
  1,000,000  U.S. Treasury Notes........................................      6.500       10/15/06         982,740
-----------                                                                                            -----------

  2,850,000  TOTAL U.S. TREASURY OBLIGATIONS (COST $2,864,496).....................................      2,820,173
-----------                                                                                            -----------

U.S. GOVERNMENT AGENCY OBLIGATIONS (19.9%)
             FEDERAL NATIONAL MORTGAGE ASSOCIATION (13.1%)
    500,000  Federal National Mortgage Association Global Note..........      6.400       05/02/01         494,350
  1,000,000  Federal National Mortgage Association Medium Term Note.....      6.320       07/28/03         968,600
    500,000  Federal National Mortgage Association Debenture............      6.850       09/12/05         488,155
-----------                                                                                            -----------
  2,000,000                                                                                              1,951,105
-----------                                                                                            -----------

             TENNESSEE VALLEY AUTHORITY (6.8%)
  1,000,000  Tennessee Valley Authority Power Bonds Series 1991-A.......      7.450       10/15/01       1,006,800
-----------                                                                                            -----------
  1,000,000                                                                                              1,006,800
-----------                                                                                            -----------

  3,000,000  TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST $3,048,865)............................      2,957,905
-----------                                                                                            -----------

ASSET BACKED SECURITIES (22.4%)
             AUTOMOBILE LEASING (6.1%)
    251,924  Premier Auto Trust Series 1994-2 Class A4..................      6.000       05/02/00         252,174
    659,441  World Omni Automobile Lease Securitization Trust Series
 ----------    1995-A Class A...........................................      6.050       11/25/01         653,638
                                                                                                       -----------
    911,365                                                                                                905,812
-----------                                                                                            -----------

             CREDIT CARD FINANCING (5.3%)
    800,000  Standard Credit Card Master Trust Series 1995-10 Class A...      5.900%      02/07/01         791,912
-----------                                                                                            -----------
    800,000                                                                                                791,912
-----------                                                                                            -----------

--------------------------------------------------------------------------------

                                               VALUE LINE INTERMEDIATE BOND FUND

                                                                  April 30, 1997
-------------------------------------------

 Principal                                                                                Maturity
  Amount                                                                     Rate           Date          Value
------------------------------------------------------------------------------------------------------------------
             OTHER (11.0%)
$   597,269  Advanta Home Equity Loan Trust Series 1993-2 Class A1......      6.150       10/25/09     $   576,556
    560,838  AFC Home Equity Loan Trust Series 1993-3 Class A...........      5.450       06/20/13         536,211
    534,806  Old Stone Credit Corp. Home Equity Loan Trust Series 1993-2
 ----------    Class A1.................................................      6.025       06/15/08         516,109
                                                                                                       -----------
  1,692,913                                                                                              1,628,876
-----------                                                                                            -----------

  3,404,278  TOTAL ASSET BACKED SECURITIES (COST $3,381,349).......................................      3,326,600
-----------                                                                                            -----------

CORPORATE BONDS & NOTES (12.9%)
             FINANCE (5.1%)
    800,000  General Motors Acceptance Corp. Medium Term Note...........      6.500       12/05/05         753,264
-----------                                                                                            -----------
    800,000                                                                                                753,264
-----------                                                                                            -----------

             INDUSTRIAL (3.0%)
    472,738  Union Pacific Railroad Co. Pass Through Trust Series
               1995-B...................................................      6.290       09/25/07         454,188
-----------                                                                                            -----------
    472,738                                                                                                454,188
-----------                                                                                            -----------

             YANKEE BONDS (4.8%)
    750,000  Province of Quebec.........................................      6.500       01/17/06         709,410
-----------                                                                                            -----------
    750,000                                                                                                709,410
-----------                                                                                            -----------

  2,022,738  TOTAL CORPORATE BONDS & NOTES (COST $2,028,064).......................................      1,916,862
-----------                                                                                            -----------

MORTGAGE-BACKED SECURITIES (21.1%)
    500,000  Residential Funding Mortgage Securities I Series 1993-S15
               Class A5.................................................      6.700       04/25/08         490,120
    843,760  Federal National Mortgage Association Pool #50751..........      7.000       06/01/08         842,824
    808,948  Federal National Mortgage Association Pool #190836.........      7.000       06/01/09         802,573
  1,000,000  PNC Mortgage Securities Corp. Series 1996-2 Class A6.......      6.600       02/15/11         933,437
    105,862  Federal Home Loan Mortgage Corporation #1505 ND............      7.252(1)(2) 12/15/22          69,604
-----------                                                                                            -----------

  3,258,570  TOTAL MORTGAGE-BACKED SECURITIES (COST $3,227,041)....................................      3,138,558
-----------                                                                                            -----------

 14,535,586  TOTAL INVESTMENT SECURITIES (95.3%) (COST $14,549,815)................................     14,160,098
-----------                                                                                            -----------

--------------------------------------------------------------------------------

VALUE LINE INTERMEDIATE BOND FUND

Schedule of Investments (unaudited)                               April 30, 1997
-------------------------------------------

                                                                                                          Value
                                                                                                       -----------

EXCESS OF CASH AND OTHER ASSETS OVER LIABILITES (4.7%).............................................     $  692,662
                                                                                                       -----------

NET ASSETS (100.0%)................................................................................    $14,852,760
                                                                                                       -----------

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER OUTSTANDING SHARE
  ($14,852,760  DIVIDED BY 1,757,255 SHARES OUTSTANDING)...........................................          $8.45
                                                                                                       -----------

(1)RESETS MONTHLY. RATE IN EFFECT ON 04/30/97.

(2)INVERSE FLOATER--FLOATING RATE MORTGAGE-BACKED SECURITY WHOSE INTEREST RATE FLUCTUATES IN THE OPPOSITE DIRECTION OF GENERAL MARKET RATES.

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                               VALUE LINE INTERMEDIATE BOND FUND

Statement of Assets and Liabilities
at April 30, 1997 (unaudited)
------------------------------------------------------------------------

Assets:
Investment securities, at value
  (cost--$14,549,815)..................  $14,160,098
Cash...................................      625,413
Interest receivable....................      127,012
                                         -----------

    Total Assets.......................   14,912,523
                                         -----------

Liabilities:
Dividends payable to shareholders......        6,003
Accrued expenses:
  Advisory fee payable.................        6,058
  Plan fee payable.....................        3,029
  Other................................       44,673
                                         -----------

    Total Liabilities..................       59,763
                                         -----------
Net Assets.............................  $14,852,760
                                         -----------

Net Assets consist of:
Capital stock, at $.001 par value
  (authorized 300,000,000, outstanding
  1,757,255 shares)....................        1,757
Additional paid-in capital.............   21,593,683
Accumulated net realized loss on
  investments..........................   (6,352,963)
Unrealized net depreciation of
  investments..........................     (389,717)
                                         -----------
Net Assets.............................  $14,852,760
                                         -----------
Net Asset Value, Offering and
  Redemption Price, per Outstanding
  Share ($14,852,760  DIVIDED BY
  1,757,255 shares outstanding)........  $      8.45
                                         -----------

Statement of Operations
for the six months April 30, 1997 (unaudited)

Investment Income:
Interest income.........................  $ 478,408
                                          ---------

Expenses:
Advisory fee............................     37,191
Registration and filing fees............     22,365
Service and distribution plan fee.......     18,595
Auditing and legal fees.................     18,352
Custodian fees..........................     16,366
Accounting and bookkeeping expense......     16,200
Printing................................      8,645
Amortization of deferred organization
  costs (note 2)........................      6,712
Directors' fees and expenses............      6,210
Postage, insurance and dues.............      2,765
Transfer agent fees.....................      2,473
Telephone and other.....................      1,666
                                          ---------

    Total Expenses Before Custody
     Credits............................    157,540
    Less: Custody Credits...............    (12,328)
                                          ---------
    Net Expenses........................    145,212
                                          ---------
Investment Income--Net..................    333,196
                                          ---------

Realized and Unrealized Loss on
  Investments--Net:
  Realized Loss--Net....................     (1,336)
  Change in Unrealized Depreciation.....   (222,001)
                                          ---------
Net Realized Loss and Change in
  Unrealized Depreciation on
  Investments...........................   (223,337)
                                          ---------
Net Increase in Net Assets from
  Operations............................  $ 109,859
                                          ---------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

VALUE LINE INTERMEDIATE BOND FUND

Statement of Changes in Net Assets
for the six months ended April 30, 1997 (unaudited) and for the year ended October 31, 1996
------------------------------------------------------------------------

                                                                         Six Months Ended
                                                                          April 30, 1997       Year Ended
                                                                           (unaudited)      October 31, 1996
                                                                         -----------------------------------
Operations:
  Investment income--net...............................................    $   333,196        $   689,490
  Realized loss on investments--net....................................         (1,336)           (35,502)
  Change in unrealized depreciation....................................       (222,001)          (150,715)
                                                                         -----------------------------------
  Net increase in net assets from operations...........................        109,859            503,273
                                                                         -----------------------------------

Distributions to Shareholders:
  Investment income-net................................................       (333,196)          (689,490)
                                                                         -----------------------------------

Capital Share Transactions:
  Net proceeds from sale of shares.....................................        347,383          1,105,303
  Net proceeds from reinvestment of distributions to shareholders......        296,418            604,879
  Cost of shares repurchased...........................................       (755,214)        (3,225,395)
                                                                         -----------------------------------
  Decrease from capital share transactions.............................       (111,413)        (1,515,213)
                                                                         -----------------------------------

Total Decrease.........................................................       (334,750)        (1,701,430)

Net Assets:
  Beginning of period..................................................     15,187,510         16,888,940
                                                                         -----------------------------------
  End of period........................................................    $14,852,760        $15,187,510
                                                                         -----------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

VALUE LINE INTERMEDIATE BOND FUND

Notes to Financial Statements (unaudited)                         April 30, 1997
-------------------------------------------

1.Significant Accounting Policies

Value Line Intermediate Bond Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

On November 1, 1995, with the approval of shareholders, the Fund changed its name from Value Line Adjustable Rate U.S. Government Securities Fund, Inc. The primary objective of high current income consistent with low volatility of principal remains the same, but the means of meeting this objective has changed. The Fund seeks to meet its investment objective by investing in a diversified portfolio of investment-grade debt securities with a dollar-weighted average portfolio maturity of between three and 10 years. This will replace a portfolio consisting primarily of adjustable-rate mortgage-backed securities.

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) Security Valuation. Where market quotations are readily available, portfolio securities are valued at the midpoint between the latest available and representative asked and bid prices, or when stock exchange valuations are used, at the latest quoted sale price as of the close of business of the New York Stock Exchange on the valuation date. The Fund values some mortgage-backed securities on the basis of valuations provided by dealers in such securities. Some of the general factors which may be considered by the dealers in arriving at such valuations include the fundamental analytic data relating to the security and an evaluation of the forces which influence the market in which these securities are purchased and sold. Determination of values may involve subjective judgment, as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction. All other values are determined on the valuation date by reference to valuations obtained from an independent pricing service that determines valuations for normal institutional size trading units of debt securities, without exclusive reliance upon quoted prices. This service takes into account appropriate factors such as institutional size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data in determining valuations.

Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates market value. Short-term instruments with maturities greater than 60 days, at date of purchase, are valued at the midpoint between the latest available and representative asked and bid prices, and, commencing 60 days prior to maturity, such securities are valued at amortized cost.

(B) Repurchase Agreement. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) Federal Income Taxes. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including

--------------------------------------------------------------------------------

VALUE LINE INTERMEDIATE BOND FUND

Notes to Financial Statements (unaudited)
-------------------------------------------
the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(D) Security Transactions and Distributions. Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities transactions are determined using the identified cost method and interest income is accrued as earned. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

(E) Amortization. Discounts on debt securities are amortized to interest income over the life of the security with a corresponding increase to the security's cost basis; premiums on debt securities are not amortized.

2.Organization Costs

Costs of $76,603 incurred in connection with the Fund's organization and initial registration had been deferred and were being amortized over sixty months beginning at the commencement of operations of the Fund. At April 30, 1997 the Fund had fully amortized its organization costs.

3.Capital Share Transactions

Transactions in capital stock were as follows:

                         Six Months
                        Ended April
                          30, 1997       Year Ended
                        (unaudited)     Oct. 31, 1996
                       ------------------------------
Shares sold..........      40,522          127,591
Shares issued to
  shareholders in
  reinvestment of
  dividends..........      34,832           70,805
                       ------------------------------
                           75,354          198,396
Shares repurchased...     (88,391)        (376,727)
                       ------------------------------
Net decrease.........     (13,037)        (178,331)
                       ------------------------------

4.Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, were as follows:

                                   Six Months Ended
                                    April 30, 1997
                                     (unaudited)
                                  ------------------
PURCHASES:
U.S. Treasury Obligations.......     $  1,016,250
Other Investment Securities.....          960,469
                                  ------------------
                                  $     1,976,719
                                  ------------------
SALES AND MATURITIES:
U.S. Treasury Obligations.......  $       401,687
Other Investment Securities.....        1,694,331
                                  ------------------
                                  $     2,096,018
                                  ------------------

At April 30, 1997, the aggregate cost of investment securities for federal income tax purposes was $14,549,815. The aggregate appreciation and depreciation of investments at April 30, 1997, based on a comparison of investment values and their costs for federal income tax purposes was $3,711 and $393,428, respectively, resulting in a net depreciation of $389,717.

--------------------------------------------------------------------------------

                                               VALUE LINE INTERMEDIATE BOND FUND

                                                                  April 30, 1997
-------------------------------------------

At October 31, 1996 the Fund had a carryover loss of $6,351,627 of which $28,176 will expire on October 31, 2001, $3,907,636 on October 31, 2002, $2,380,313 on
October 31, 2003 and the balance of $35,502 on October 31, 2004. To the extent future capital gains are offset by such carryover capital losses, the Fund does not anticipate distributing any such gains to its shareholders.

5.Advisory Fees, Service and Distribution Plan Fees and
  Transactions With Affiliates

An advisory fee of $37,191 was paid or payable to Value Line, Inc. (the "Adviser") for the six months ended April 30, 1997. This was computed at the rate of 1/2 of 1% of average daily net assets during the period and paid monthly. The Adviser provides research, investment programs, supervision of the investment portfolio and pays costs of certain administrative services, and office space. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers and employees of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

The Fund has a Service and Distribution Plan (the "Plan"), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, in advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. In the six months ended April 30, 1997, fees amounting to $18,596 were paid or payable under the Plan. Effective May 1, 1997, the Distributor has agreed to waive this fee.

Certain officers and directors of the Adviser and the Distributor, are also officers and a director of the Fund.

At April 30, 1997, the Adviser owned 1,115,814 shares of the Fund's capital stock, representing 63% of the outstanding shares.

--------------------------------------------------------------------------------

                                               VALUE LINE INTERMEDIATE BOND FUND

Financial Highlights
-------------------------------------------
Selected Data for a share of capital stock outstanding throughout each period:

                                                                                                         April 10, 1992
                                         Six Months Ended            Years Ended October 31,            (commencement of
                                          April 30, 1997    -----------------------------------------    operations) to
                                           (unaudited)        1996     1995(A)    1994(A)    1993(A)    Oct. 31, 1992(A)
                                         -------------------------------------------------------------------------------

Net asset value, beginning of period...        $8.58          $8.67      $8.70     $10.01     $ 9.99         $10.00
                                         -------------------------------------------------------------------------------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income............          .19            .37        .38        .50        .54(2)         .33(1)
      Net gains or losses on securities
         (both realized and
         unrealized)...................         (.13)          (.09)      (.03)     (1.31)       .05           (.01)
                                         -------------------------------------------------------------------------------
      Total from investment
      opeations........................          .06            .28        .35       (.81)       .59            .32
                                         -------------------------------------------------------------------------------

   LESS DISTRIBUTIONS:
      Dividends from net investment
          income.......................         (.19)          (.37)      (.38)      (.50)      (.54)          (.33)
      Distributions from capital
          gains........................           --             --         --         --       (.03)            --
                                         -------------------------------------------------------------------------------
      Total distributions..............         (.19)          (.37)      (.38)      (.50)      (.57)          (.33)
                                         -------------------------------------------------------------------------------
Net asset value, end of period.........        $8.45          $8.58      $8.67     $ 8.70     $10.01         $ 9.99
                                         -------------------------------------------------------------------------------
Total return...........................         0.70%+         3.28%      4.14%     -8.37%      6.04%          3.26%+
                                         -------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
  thousands)...........................      $14,853        $15,188    $16,889    $28,431    $44,508        $33,763
Ratio of operating expenses to average
  net assets...........................         2.12%*(3)      1.98%(3)    1.57%      .98%       .88%(2)           0%(1)
Ratio of interest expense to average
  net assets...........................           --             --         --        .38%      0.18%          0.07%*
Ratio of net investment income to
  average net assets...................         4.48%*         4.27%      4.52%      5.23%      5.35%(2)        5.83%*(1)
Portfolio turnover rate................           14%+          159%       177%       175%       126%            85%
Amount of debt outstanding at end of
  period (in thousands)................      $    --        $    --    $    --    $    --    $    --        $ 3,940
Average amount of debt outstanding
  during the period (in thousands).....      $    --        $    --    $    --    $ 3,947    $ 1,926        $   524
Average number of shares outstanding
  during the period (in thousands).....        1,763          1,884      1,887      4,366      3,766          1,968
Average amount of debt per outstanding
  share during the period..............      $    --        $    --    $    --    $   .90    $   .51        $   .27

+  NOT ANNUALIZED
*  ANNUALIZED
(A)RESULTS PERTAIN TO VALUE LINE ADJUSTABLE RATE U.S. GOVERNMENT SECURITIES FUND, INC. (SEE NOTE 1 TO THE FINANCIAL STATEMENTS).
(1)NET OF EXPENSE REIMBURSEMENT. HAD THESE EXPENSES BEEN FULLY PAID BY THE FUND, INVESTMENT INCOME-NET PER SHARE WOULD HAVE BEEN $.25 AND RATIOS OF ANNUALIZED OPERATING EXPENSES AND NET INVESTMENT INCOME TO AVERAGE NET ASSETS WOULD HAVE BEEN 1.46% AND 4.37%, RESPECTIVELY.
(2)NET OF ADVISORY FEE WAIVED BY THE ADVISER FROM 11/1/92 TO 1/31/93. HAD THIS FEE BEEN PAID BY THE FUND, INVESTMENT INCOME-NET PER SHARE WOULD HAVE BEEN $.53 AND THE RATIO OF OPERATING EXPENSES AND NET INVESTMENT INCOME TO AVERAGE NET ASSETS WOULD HAVE BEEN 0.99% AND 5.24%, RESPECTIVELY.
(3)BEFORE CUSTODY CREDITS.

SEE NOTES TO FINANCIAL STATEMENTS.

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